Schedule of Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Net operating loss carry forward	$ 6,823,785	$ 6,973,587
Stock Compensation	1,035,947	481,144
Other		53,268
Gross deferred tax assets	7,859,732	7,507,999
Less valuation allowance	(7,859,732)	(7,507,999)
Net deferred tax assets